FINANCIAL STATEMENT DETAILS - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 38,725	$ 69,634
Other	86,483	116,894
Other current assets	$ 125,208	$ 186,528